SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Apr. 14, 2023	Apr. 20, 2023	Mar. 31, 2023	Feb. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Secured Loan			$ 601,466		$ 602,643	$ 3,879,428
Subsequent Event [Member]
Subsequent Event [Line Items]
Long term line of credit				$ 2,000,000
Subsequent Event [Member] | Business Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Secured Loan	$ 1,000,000	$ 980,000
Periodic payment	20,000
repayment of secured loan	$ 1,280,000
Interest rate	22.80%